5. Loans and Allowance for Loan Losses, Credit Risk Profile (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 18,335
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,410
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	989
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,969
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,961
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	36,806
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,767
Residential 1-4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	186,695	$ 194,287
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		109,993
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		46,639
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,133
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		8,583
Residential 1-4 family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,939
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	32,054
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	106,154
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	41,369
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,399
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,719
Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,630	23,895
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,271
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,811
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		792
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,021
Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		0
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,896
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,194	11,283
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,323
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,922
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		195
Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	878	818
Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,823
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,474
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Construction and Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,978	19,163
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		7,406
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,420
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		397
Construction and Land Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,107	1,904
Construction and Land Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,036
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,941
Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	72,383	73,031
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		38,926
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		21,671
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,552
Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,689	7,012
Commercial, Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,870
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,686
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,435
Commercial, Non owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	28,818	38,025
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		19,979
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		12,157
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,523
Commercial, Non owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,893	1,885
Commercial, Non owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,481
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	387
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,198
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,119
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,221
Consumer Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,887	20,914
Consumer Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,875	20,751
Consumer Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12	163
Second Mortgages Non Real Estate Secured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,329	14,169
Second Mortgages Non Real Estate Secured [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,301	14,147
Second Mortgages Non Real Estate Secured [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	28	22
Commercial Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	29,977	35,144
Commercial Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	29,515	34,778
Commercial Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	462	366
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,490	2,959
Agricultural [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,490	2,959
Agricultural [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0